Deferred revenue, current (Tables)	6 Months Ended
Jun. 30, 2015
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	June 30, 2015	December 31, 2014
Hires collected in advance	$675	$441
Deferred revenue from lubricants	-	50
Deferred Revenue, current	$675	$491